Vessels, Net, Net Book Value (Predecessor) (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation [Abstract]
Additions		$ (1,903,000)
Net book value		50,200,000
Vessels [Member]
Cost [Abstract]
Beginning balance		0
Additions		80,648,000
Disposals		(60,379,000)
Ending balance		38,769,000
Accumulated Depreciation [Abstract]
Beginning balance		0
Additions		(1,903,000)
Ending balance		(1,257,000)
Net book value		$ 37,512,000
United Maritime Predecessor [Member]
Accumulated Depreciation [Abstract]
Additions	$ (400,285)		$ (756,765)	$ (758,839)
Net book value			12,280,271
United Maritime Predecessor [Member] | Vessels [Member]
Cost [Abstract]
Beginning balance	16,925,546		16,925,546
Additions			0
Ending balance			16,925,546	16,925,546
Accumulated Depreciation [Abstract]
Beginning balance	(4,645,275)		(3,888,510)
Additions	$ (400,285)		(756,765)	(758,839)
Ending balance			(4,645,275)	$ (3,888,510)
Net book value			$ 12,280,271